Convertible Debentures (Details) - USD ($)		12 Months Ended
	Nov. 07, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Interest expense	$ 15,000	$ 15,086	$ 33,842
Effects of foreign exchange		153,003
Face Value [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,029,314
Issued during the period		1,105,127	1,141,060
Fair value of derivative liability
Issuance costs		(38,064)	(111,746)
Amortization of issuance costs		54,748
Interest accretion
Interest expense
Interest payments
Effects of foreign exchange		27,931
Ending balance		2,179,056	1,029,314
Less: current portion		2,179,056
Balance - net of current portion			1,029,314
Fair value of conversion option
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		931,099
Issued during the period		1,105,127	1,141,060
Fair value of derivative liability		(232,925)
Issuance costs		(38,064)	(111,746)
Amortization of issuance costs		54,748
Interest accretion		147,693
Interest expense			33,785
Interest payments
Effects of foreign exchange		27,931
Ending balance		1,995,609	931,099
Less: current portion		1,995,609
Balance - net of current portion			931,099
Fair value of conversion option			(132,000)
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Beginning balance		7,758
Issued during the period			7,758
Fair value of derivative liability
Issuance costs
Amortization of issuance costs
Interest accretion
Interest expense		126,901
Interest payments		(126,809)
Effects of foreign exchange
Ending balance		7,850	7,758
Fair value of conversion option
Interests Payable [Member]
IfrsStatementLineItems [Line Items]
Less: current portion		7,850	7,758
Balance - net of current portion